First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 29.9%
	Banks – 6.3%
117,167	Bank of America Corp., Series LL	5.00%	(a)	$3,143,591
400,734	Bank of America Corp., Series NN (b)	4.38%	(a)	10,158,607
24,445	Bank of America Corp., Series PP	4.13%	(a)	612,470
18,137	Citizens Financial Group, Inc., Series E	5.00%	(a)	474,464
380,251	Fifth Third Bancorp, Series A (b)	6.00%	(a)	10,202,134
56,961	First Midwest Bancorp, Inc., Series A (b)	7.00%	(a)	1,558,453
160,393	First Republic Bank, Series K (b)	4.13%	(a)	4,022,656
204,643	Fulton Financial Corp., Series A (b)	5.13%	(a)	5,367,786
689,016	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b) (c) (d)	6.01%	02/15/40	18,272,704
272,168	Pinnacle Financial Partners, Inc., Series B (b)	6.75%	(a)	7,484,620
778	Regions Financial Corp., Series A	6.38%	(a)	20,181
438,536	Signature Bank, Series A	5.00%	(a)	11,156,356
57,102	Truist Financial Corp., Series R	4.75%	(a)	1,495,501
227,555	US Bancorp, Series M	4.00%	(a)	5,609,231
205,000	WesBanco, Inc., Series A (b) (e)	6.75%	(a)	5,578,050
278,658	Wintrust Financial Corp., Series E (b) (e)	6.88%	(a)	7,872,089
				93,028,893
	Capital Markets – 0.8%
103,953	Affiliated Managers Group, Inc. (c)	4.75%	09/30/60	2,721,490
213,863	Apollo Global Management, Inc., Series B (b)	6.38%	(a)	5,759,331
48,026	Legg Mason, Inc. (c)	5.45%	09/15/56	1,228,985
19,625	Morgan Stanley, Series K (e)	5.85%	(a)	561,275
36,597	Oaktree Capital Group LLC, Series A (c)	6.63%	(a)	1,008,979
				11,280,060
	Diversified Financial Services – 0.9%
508,291	Equitable Holdings, Inc., Series A (b)	5.25%	(a)	13,251,146
	Diversified Telecommunication Services – 1.3%
248,508	AT&T, Inc., Series C (b)	4.75%	(a)	6,324,529
292,505	Qwest Corp. (c)	6.50%	09/01/56	7,508,603
217,759	Qwest Corp. (b) (c)	6.75%	06/15/57	5,676,977
				19,510,109
	Electric Utilities – 1.3%
81,157	SCE Trust III, Series H (e)	5.75%	(a)	1,973,738
68,418	SCE Trust IV, Series J (e)	5.38%	(a)	1,655,716
51,468	SCE Trust V, Series K (e)	5.45%	(a)	1,313,978
45,042	Southern (The) Co.	4.95%	01/30/80	1,175,596
519,322	Southern (The) Co., Series C (c)	4.20%	10/15/60	13,009,016
				19,128,044
	Equity Real Estate Investment Trusts – 0.8%
5,710	American Homes 4 Rent, Series D	6.50%	(a)	145,148
43,287	American Homes 4 Rent, Series E	6.35%	(a)	1,106,849
173,153	Global Net Lease, Inc., Series A (c)	7.25%	(a)	4,496,783
14,475	National Storage Affiliates Trust, Series A	6.00%	(a)	384,166
206,195	Vornado Realty Trust, Series N (b)	5.25%	(a)	5,295,088
				11,428,034
	Food Products – 2.2%
608,383	CHS, Inc., Series 2 (b) (e)	7.10%	(a)	16,900,880
546,059	CHS, Inc., Series 3 (b) (e)	6.75%	(a)	15,109,452
				32,010,332

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Gas Utilities – 0.4%
197,017	South Jersey Industries, Inc. (b) (c)	5.63%	09/16/79	$5,051,516
55,498	Spire, Inc., Series A (b)	5.90%	(a)	1,528,970
				6,580,486
	Independent Power & Renewable Electricity Producers – 0.3%
164,218	Brookfield Renewable Partners L.P., Series 17 (c)	5.25%	(a)	4,364,914
	Insurance – 8.1%
501,024	Aegon Funding Co., LLC (b) (c)	5.10%	12/15/49	13,051,675
582,860	American Equity Investment Life Holding Co., Series A (b) (e)	5.95%	(a)	14,921,216
237,560	American Equity Investment Life Holding Co., Series B (b) (e)	6.63%	(a)	6,354,730
193,648	AmTrust Financial Services, Inc.	7.25%	06/15/55	3,787,755
210,480	AmTrust Financial Services, Inc.	7.50%	09/15/55	4,156,980
63,510	Aspen Insurance Holdings Ltd. (c)	5.63%	(a)	1,662,692
343,285	Aspen Insurance Holdings Ltd. (b)	5.63%	(a)	8,884,216
206,019	Assurant, Inc. (b)	5.25%	01/15/61	5,439,932
297,110	Athene Holding Ltd., Series A (b) (c) (e)	6.35%	(a)	8,503,288
123,290	Athene Holding Ltd., Series C (b) (e)	6.38%	(a)	3,392,941
81,045	Axis Capital Holdings Ltd., Series E (b)	5.50%	(a)	2,080,425
166,653	CNO Financial Group, Inc.	5.13%	11/25/60	4,262,150
584,250	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (d)	3.41%	05/15/37	12,415,312
15,993	Enstar Group Ltd., Series D (c) (e)	7.00%	(a)	448,124
178,741	Global Indemnity Group LLC (c)	7.88%	04/15/47	4,711,613
31,517	National General Holdings Corp.	7.63%	09/15/55	795,804
46,147	National General Holdings Corp., Series B	7.50%	(a)	1,158,290
143,132	National General Holdings Corp., Series C	7.50%	(a)	3,665,611
2,419	PartnerRe Ltd., Series I	5.88%	(a)	61,878
193,528	Phoenix Cos. (The), Inc.	7.45%	01/15/32	2,905,146
561,254	Prudential Financial, Inc. (c)	4.13%	09/01/60	14,429,840
103,495	Selective Insurance Group, Inc., Series B	4.60%	(a)	2,561,501
2,771	W.R. Berkley Corp.	4.25%	09/30/60	71,298
				119,722,417
	Mortgage Real Estate Investment Trusts – 0.5%
23,458	AGNC Investment Corp., Series C (c) (e)	7.00%	(a)	588,561
221,445	AGNC Investment Corp., Series F (c) (e)	6.13%	(a)	5,314,680
77,579	Annaly Capital Management, Inc., Series F (e)	6.95%	(a)	1,934,820
				7,838,061
	Multi-Utilities – 2.6%
215,084	Algonquin Power & Utilities Corp. (b) (c) (e)	6.88%	10/17/78	5,953,525
287,475	Algonquin Power & Utilities Corp., Series 19-A (b) (c) (e)	6.20%	07/01/79	8,003,304
208,075	Brookfield Infrastructure Partners L.P., Series 13 (c)	5.13%	(a)	5,297,590
675,875	Integrys Holding, Inc. (c) (e)	6.00%	08/01/73	18,160,761
22,627	Sempra Energy	5.75%	07/01/79	617,717
				38,032,897
	Oil, Gas & Consumable Fuels – 1.5%
86,082	DCP Midstream L.P., Series B (c) (e)	7.88%	(a)	1,855,928
65,168	DCP Midstream L.P., Series C (e)	7.95%	(a)	1,397,202
35,235	Energy Transfer Operating L.P., Series C (e)	7.38%	(a)	736,411
533,788	Energy Transfer Operating L.P., Series E (b) (c) (e)	7.60%	(a)	11,754,012
194,804	NuStar Energy L.P., Series A (e)	8.50%	(a)	3,905,820
135,233	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (c) (d)	6.98%	01/15/43	2,998,116
				22,647,489

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Real Estate Management & Development – 1.0%
242,025	Brookfield Property Partners L.P., Series A (c)	5.75%	(a)	$5,627,081
360,341	Brookfield Property Partners L.P., Series A2 (b) (c)	6.38%	(a)	8,731,063
				14,358,144
	Thrifts & Mortgage Finance – 0.6%
301,982	New York Community Bancorp, Inc., Series A (b) (e)	6.38%	(a)	8,663,864
	Trading Companies & Distributors – 0.7%
194,347	Air Lease Corp., Series A (b) (e)	6.15%	(a)	5,043,304
176,498	WESCO International, Inc., Series A (b) (e)	10.63%	(a)	5,485,558
				10,528,862
	Wireless Telecommunication Services – 0.6%
75,137	United States Cellular Corp. (c)	6.25%	09/01/69	2,011,418
258,451	United States Cellular Corp. (b)	5.50%	03/01/70	6,498,104
				8,509,522
	Total $25 Par Preferred Securities			440,883,274
	(Cost $422,528,566)
$100 PAR PREFERRED SECURITIES – 3.6%
	Banks – 3.6%
80,000	AgriBank FCB (e)	6.88%	(a)	8,730,000
179,000	CoBank ACB, Series F (b) (e)	6.25%	(a)	19,108,250
82,220	CoBank ACB, Series G (b)	6.13%	(a)	8,616,656
54,250	CoBank ACB, Series H (b) (e)	6.20%	(a)	6,021,750
102,000	Farm Credit Bank of Texas (b) (e) (f)	6.75%	(a)	11,143,500
	Total $100 Par Preferred Securities			53,620,156
	(Cost $50,893,846)
$1,000 PAR PREFERRED SECURITIES – 3.5%
	Banks – 2.6%
2,039	Bank of America Corp., Series L	7.25%	(a)	2,982,608
3,557	CoBank ACB, 3 Mo. LIBOR + 1.18% (d) (g)	1.37%	(a)	2,427,653
23,176	Wells Fargo & Co., Series L	7.50%	(a)	33,466,144
				38,876,405
	Diversified Financial Services – 0.9%
12,000	Compeer Financial ACA (b) (e) (f)	6.75%	(a)	13,200,000
	Total $1,000 Par Preferred Securities			52,076,405
	(Cost $48,523,258)
$1,000,000 PAR PREFERRED SECURITIES – 1.1%
	Banks – 1.1%
12	FT Real Estate Securities Co., Inc. (g) (h) (i)	9.50%	(a)	16,733,580
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 103.4%
	Banks – 47.0%
$18,335,000	Australia & New Zealand Banking Group Ltd. (b) (e) (f) (j)	6.75%	(a)	21,518,598
13,000,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (e) (j)	6.50%	(a)	13,764,821
5,000,000	Banco Mercantil del Norte S.A. (e) (f) (j)	7.50%	(a)	5,483,225
8,000,000	Banco Mercantil del Norte S.A. (e) (f) (j)	7.63%	(a)	8,812,000

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$7,400,000	Banco Mercantil del Norte S.A. (e) (f) (j)	8.38%	(a)	$8,633,136
12,600,000	Banco Santander S.A. (e) (j) (k)	7.50%	(a)	13,859,068
7,400,000	Bank of America Corp., Series X (b) (e)	6.25%	(a)	8,192,843
15,300,000	Bank of Nova Scotia (The) (b) (e)	4.90%	(a)	16,467,390
40,000	Barclays Bank PLC (f)	10.18%	06/12/21	41,386
11,200,000	Barclays PLC (e) (j)	6.13%	(a)	12,152,312
31,808,000	Barclays PLC (b) (e) (j) (k)	7.88%	(a)	33,464,211
33,000,000	Barclays PLC (b) (e) (j)	8.00%	(a)	37,017,806
8,550,000	BBVA Bancomer S.A. (c) (e) (f) (j)	5.88%	09/13/34	9,602,719
4,300,000	BNP Paribas S.A. (e) (f) (j)	7.38%	(a)	4,970,511
15,100,000	Citigroup, Inc. (b) (e)	5.90%	(a)	15,783,728
8,000,000	Citigroup, Inc., Series P (b) (e)	5.95%	(a)	8,710,000
2,000,000	Citigroup, Inc., Series R, 3 Mo. LIBOR + 4.48%	4.70%	(a)	2,007,716
7,486,000	Citigroup, Inc., Series W (e)	4.00%	(a)	7,607,647
3,500,000	Citizens Financial Group, Inc., Series C (b) (e)	6.38%	(a)	3,683,750
7,200,000	Citizens Financial Group, Inc., Series F (b) (e)	5.65%	(a)	8,082,000
25,000,000	CoBank ACB, Series I (b) (e)	6.25%	(a)	27,437,500
5,000,000	Comerica, Inc. (b) (e)	5.63%	(a)	5,512,500
20,000,000	Credit Agricole S.A. (b) (e) (f) (j)	6.88%	(a)	22,138,900
6,600,000	Credit Agricole S.A. (b) (e) (f) (j)	7.88%	(a)	7,453,875
29,240,000	Credit Agricole S.A. (b) (e) (f) (j)	8.13%	(a)	35,414,669
9,080,000	Danske Bank A.S. (e) (j) (k)	6.13%	(a)	9,642,688
6,740,000	Danske Bank A.S. (e) (j) (k)	7.00%	(a)	7,506,675
3,450,000	Farm Credit Bank of Texas, Series 3 (b) (e) (f)	6.20%	(a)	3,743,250
7,500,000	Farm Credit Bank of Texas, Series 4 (b) (c) (e) (f)	5.70%	(a)	8,212,500
9,400,000	Fifth Third Bancorp, Series L (b) (e)	4.50%	(a)	9,987,500
6,200,000	HSBC Holdings PLC (e) (j)	4.60%	(a)	6,300,750
18,000,000	HSBC Holdings PLC (b) (e) (j)	6.38%	(a)	19,684,350
3,800,000	Huntington Bancshares, Inc., Series F (b) (e)	5.63%	(a)	4,481,188
8,600,000	Huntington Bancshares, Inc., Series G (b) (e)	4.45%	(a)	9,210,600
14,092,000	ING Groep N.V. (e) (j)	5.75%	(a)	15,283,972
13,920,000	ING Groep N.V. (e) (j)	6.50%	(a)	15,330,792
6,000,000	ING Groep N.V. (b) (e) (j) (k)	6.88%	(a)	6,262,584
16,200,000	Intesa Sanpaolo S.p.A. (b) (e) (f) (j)	7.70%	(a)	18,225,000
3,350,000	JPMorgan Chase & Co., Series R (b) (e)	6.00%	(a)	3,511,587
13,045,000	Lloyds Banking Group PLC (b) (e) (j)	6.75%	(a)	14,539,761
21,213,000	Lloyds Banking Group PLC (b) (e) (j)	7.50%	(a)	23,635,949
2,800,000	Lloyds Banking Group PLC (e) (j)	7.50%	(a)	3,200,260
2,900,000	Natwest Group PLC (e) (j)	6.00%	(a)	3,200,875
1,200,000	Natwest Group PLC (b) (e) (j)	8.00%	(a)	1,411,464
24,400,000	Nordea Bank Abp (b) (e) (f) (j)	6.63%	(a)	27,836,374
6,000,000	Regions Financial Corp., Series D (b) (e)	5.75%	(a)	6,716,220
8,000,000	Skandinaviska Enskilda Banken AB (e) (j) (k)	5.13%	(a)	8,409,232
1,200,000	Skandinaviska Enskilda Banken AB (e) (j) (k)	5.63%	(a)	1,237,798
27,900,000	Societe Generale S.A. (b) (e) (f) (j)	5.38%	(a)	29,080,170
6,600,000	Societe Generale S.A. (b) (e) (f) (j)	7.38%	(a)	6,787,902
19,310,000	Societe Generale S.A. (b) (e) (f) (j)	7.88%	(a)	21,253,165
1,300,000	Societe Generale S.A. (e) (f) (j)	8.00%	(a)	1,528,314
9,400,000	Standard Chartered PLC (e) (f) (j)	6.00%	(a)	10,234,720
65,000	Standard Chartered PLC (e) (k)	7.01%	(a)	86,937
4,800,000	Swedbank AB (e) (j) (k)	6.00%	(a)	4,953,000
6,175,000	Truist Financial Corp., Series P (b) (e)	4.95%	(a)	6,761,625
4,000,000	Truist Financial Corp., Series Q (b) (e)	5.10%	(a)	4,521,200
21,201,000	UniCredit S.p.A. (b) (e) (j) (k)	8.00%	(a)	22,894,250

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$5,000,000	UniCredit S.p.A. (c) (e) (f)	5.46%	06/30/35	$5,379,502
14,681,000	Wells Fargo & Co. (e)	3.90%	(a)	14,690,176
				693,554,641
	Capital Markets – 10.8%
12,296,000	Apollo Management Holdings L.P. (b) (c) (e) (f)	4.95%	01/14/50	12,549,566
6,300,000	Bank of New York Mellon (The) Corp., Series G (b) (e)	4.70%	(a)	6,914,313
6,143,000	Bank of New York Mellon (The) Corp., Series H (b) (e)	3.70%	(a)	6,334,662
9,834,000	Charles Schwab (The) Corp., Series G (b) (e)	5.38%	(a)	10,924,197
8,200,000	Charles Schwab (The) Corp., Series H (e)	4.00%	(a)	8,487,000
10,000,000	Credit Suisse Group AG (e) (f) (j)	4.50%	(a)	9,925,000
11,200,000	Credit Suisse Group AG (e) (f) (j)	5.25%	(a)	11,871,440
16,800,000	Credit Suisse Group AG (b) (e) (f) (j)	6.38%	(a)	18,725,028
5,100,000	Credit Suisse Group AG (e) (f) (j)	7.25%	(a)	5,744,104
7,829,000	Credit Suisse Group AG (b) (e) (f) (j)	7.50%	(a)	8,700,618
22,250,000	Credit Suisse Group AG (b) (e) (f) (j)	7.50%	(a)	24,274,305
23,900,000	Goldman Sachs Group (The), Inc., Series Q (b) (e)	5.50%	(a)	26,318,919
300,000	Goldman Sachs Group (The), Inc., Series R (b) (e)	4.95%	(a)	318,561
1,000,000	Morgan Stanley, Series H, 3 Mo. LIBOR + 3.61% (d)	3.85%	(a)	998,770
4,800,000	UBS Group AG (e) (j) (k)	6.88%	(a)	5,418,000
1,165,000	UBS Group AG (e) (f) (j)	7.00%	(a)	1,279,397
				158,783,880
	Diversified Financial Services – 1.8%
9,350,000	Capital Farm Credit ACA, Series 1 (e) (f)	5.00%	(a)	9,443,500
11,949,000	Voya Financial, Inc. (b) (e)	5.65%	05/15/53	12,686,791
4,781,000	Voya Financial, Inc., Series A (b) (e)	6.13%	(a)	5,151,528
				27,281,819
	Diversified Telecommunication Services – 1.6%
14,272,000	Koninklijke KPN N.V. (c) (e) (f)	7.00%	03/28/73	15,114,762
8,250,000	Koninklijke KPN N.V. (b) (c) (e) (k)	7.00%	03/28/73	8,737,162
				23,851,924
	Electric Utilities – 5.6%
50,176,000	Emera, Inc., Series 16-A (b) (c) (e)	6.75%	06/15/76	58,668,037
20,300,000	Enel S.p.A. (b) (e) (f)	8.75%	09/24/73	23,751,000
				82,419,037
	Energy Equipment & Services – 1.9%
22,600,000	Transcanada Trust (b) (c) (e)	5.50%	09/15/79	24,888,250
2,400,000	Transcanada Trust, Series 16-A (c) (e)	5.88%	08/15/76	2,672,546
				27,560,796
	Food Products – 4.9%
6,000,000	Dairy Farmers of America, Inc. (b) (g)	7.13%	(a)	6,037,500
17,788,000	Land O’Lakes Capital Trust I (b) (c) (g)	7.45%	03/15/28	21,078,780
10,000,000	Land O’Lakes, Inc. (b) (f)	7.25%	(a)	10,238,300
33,000,000	Land O’Lakes, Inc. (b) (f)	8.00%	(a)	34,815,000
				72,169,580
	Independent Power & Renewable Electricity Producers – 0.3%
3,900,000	AES Gener S.A. (e) (f)	6.35%	10/07/79	4,244,818

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance – 15.9%
$10,000,000	Allianz SE (e) (f)	3.50%	(a)	$10,118,800
13,968,000	Asahi Mutual Life Insurance Co. (b) (e) (k)	6.50%	(a)	15,094,510
2,039,000	Asahi Mutual Life Insurance Co. (e) (k)	7.25%	(a)	2,133,303
17,585,000	Assurant, Inc. (b) (c) (e)	7.00%	03/27/48	20,046,900
5,150,000	Assured Guaranty Municipal Holdings, Inc. (c) (e) (f)	6.40%	12/15/66	5,347,156
16,490,000	AXIS Specialty Finance LLC (c) (e)	4.90%	01/15/40	17,267,029
8,704,000	Enstar Finance LLC (b) (c) (e)	5.75%	09/01/40	9,096,027
15,300,000	Fortegra Financial Corp. (b) (c) (e) (g)	8.50%	10/15/57	17,912,198
6,200,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (d) (f)	2.35%	02/12/47	5,718,736
2,000,000	La Mondiale SAM (b) (e) (k)	5.88%	01/26/47	2,284,480
4,723,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (d)	2.58%	05/17/66	3,996,839
18,700,000	Markel Corp. (b) (e)	6.00%	(a)	20,558,406
1,219,000	MetLife, Inc. (c)	6.40%	12/15/36	1,569,854
6,200,000	MetLife, Inc., Series G (b) (e)	3.85%	(a)	6,417,000
3,000,000	Nationwide Financial Services Capital Trust (b) (c) (l)	7.90%	03/01/37	3,766,452
2,910,000	Nationwide Financial Services, Inc. (b) (c)	6.75%	05/15/37	3,511,203
6,100,000	Nippon Life Insurance Co (f)	2.75%	01/21/51	6,053,874
5,000,000	PartnerRe Finance B LLC (c) (e)	4.50%	10/01/50	5,275,991
3,000,000	QBE Capital Funding III Ltd. (f)	7.25%	05/24/41	3,038,070
12,900,000	QBE Insurance Group Ltd. (b) (e) (f)	5.88%	(a)	14,059,710
24,300,000	QBE Insurance Group Ltd. (b) (e) (f)	7.50%	11/24/43	27,337,500
22,465,000	QBE Insurance Group Ltd. (b) (e) (k)	6.75%	12/02/44	25,049,037
2,000,000	QBE Insurance Group Ltd. (k)	5.88%	06/17/46	2,197,848
6,751,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (d)	2.88%	12/15/65	6,177,165
				234,028,088
	Multi-Utilities – 1.5%
1,900,000	CenterPoint Energy, Inc., Series A (b) (e)	6.13%	(a)	1,997,358
7,460,000	CMS Energy Corp. (b)	3.75%	12/01/50	7,646,500
6,400,000	NiSource, Inc. (b) (e)	5.65%	(a)	6,600,000
6,000,000	Sempra Energy (b) (e)	4.88%	(a)	6,480,000
				22,723,858
	Oil, Gas & Consumable Fuels – 7.7%
6,115,000	BP Capital Markets PLC (b) (e)	4.88%	(a)	6,679,414
2,000,000	Buckeye Partners L.P.	6.38%	01/22/78	1,564,360
5,546,000	DCP Midstream L.P., Series A (e)	7.38%	(a)	4,721,033
3,907,000	DCP Midstream Operating L.P. (e) (f)	5.85%	05/21/43	3,474,476
4,626,000	Enbridge, Inc. (b) (e)	5.50%	07/15/77	4,723,612
27,810,000	Enbridge, Inc. (b) (e)	6.25%	03/01/78	30,174,057
21,262,000	Enbridge, Inc., Series 16-A (b) (e)	6.00%	01/15/77	22,773,155
11,200,000	Enbridge, Inc., Series 20-A (b) (e)	5.75%	07/15/80	12,393,758
20,365,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (d)	3.23%	11/01/66	14,118,036
3,000,000	Energy Transfer Operating L.P., Series G (e)	7.13%	(a)	2,826,300
11,399,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b) (d)	3.00%	06/01/67	9,987,348
				113,435,549
	Trading Companies & Distributors – 2.8%
41,445,000	AerCap Holdings N.V. (b) (e)	5.88%	10/10/79	42,144,384
	Transportation Infrastructure – 1.6%
18,772,000	AerCap Global Aviation Trust (b) (e) (f)	6.50%	06/15/45	19,569,810

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Transportation Infrastructure (Continued)
$3,844,000	BNSF Funding Trust I (c) (e)	6.61%	12/15/55	$4,391,770
				23,961,580
	Total Capital Preferred Securities			1,526,159,954
	(Cost $1,426,607,257)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.0%
	Insurance – 1.0%
13,140,000	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (f) (m)	7.63%	10/15/25	14,125,500
	(Cost $13,237,004)
CORPORATE BONDS AND NOTES – 0.5%
	Insurance – 0.5%
6,600,000	AmTrust Financial Services, Inc. (c)	6.13%	08/15/23	6,644,521
	(Cost $6,588,576)

	Total Investments – 143.0%	2,110,243,390
	(Cost $1,984,368,507) (n)
Shares	Description	Value
REVERSE REPURCHASE AGREEMENTS – (6.8)%
(100,000,000)	Scotia Bank, due 5/1/21, 1 month LIBOR plus 65 bps	(100,000,000)
	Outstanding Loans – (38.2)%	(564,000,000)
	Net Other Assets and Liabilities – 2.0%	29,666,014
	Net Assets – 100.0%	$1,475,909,404

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia (1)	0.130% (2)	01/23/25	$165,000,000	1.786% (3)	$(10,567,840)
N/A (4) (5)	0.080% (6)	10/21/22	8,047,603	0.042% (7)	2,536
N/A (4) (5)	0.080% (6)	10/21/25	1,561,437	0.050% (8)	850
			$174,609,040		$(10,564,454)
(1) Payment frequency is monthly
(2) 1 month LIBOR
(3) Fixed Rate
(4) Centrally cleared on the Chicago Mercantile Exchange
(5) No cash payments are made by either party prior to the expiration dates shown above
(6) Federal Funds Rate
(7) SOFR + 0.00183%
(8) SOFR + 0.01036%

(a)	Perpetual maturity.
(b)	All or a portion of this security serves as collateral on the outstanding loan.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
(c)	This security or a portion of this security is segregated as collateral for reverse repurchase agreements. All of these are corporate bonds with a remaining contractual maturity of 30-90 days. At January 31, 2021, securities noted as such are valued at $113,235,591.
(d)	Floating or variable rate security.
(e)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $580,213,886 or 39.3% of net assets.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At January 31, 2021, securities noted as such are valued at $16,733,580 or 1.1% of net assets.
(i)	This security’s value was determined using significant unobservable inputs.
(j)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2021, securities noted as such amounted to $598,663,788 or 28.0% of managed assets. Of these securities, 5.4% originated in emerging markets, and 94.6% originated in foreign markets.
(k)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(l)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(m)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. The first interest payment is scheduled for April 15, 2021.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $136,884,521 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,574,092. The net unrealized appreciation was $115,310,429. The unrealized amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$ 93,028,893	$ 92,416,423	$ 612,470	$ —
Capital Markets	11,280,060	10,051,075	1,228,985	—
Insurance	119,722,417	92,791,613	26,930,804	—
Multi-Utilities	38,032,897	19,872,136	18,160,761	—
Wireless Telecommunication Services	8,509,522	2,011,418	6,498,104	—
Other industry categories*	170,309,485	170,309,485	—	—
$100 Par Preferred Securities*	53,620,156	—	53,620,156	—
$1,000 Par Preferred Securities:
Banks	38,876,405	36,448,752	2,427,653	—
Diversified Financial Services	13,200,000	—	13,200,000	—
$1,000,000 Par Preferred Securities*	16,733,580	—	—	16,733,580
Capital Preferred Securities*	1,526,159,954	—	1,526,159,954	—
Foreign Corporate Bonds and Notes*	14,125,500	—	14,125,500	—
Corporate Bonds and Notes*	6,644,521	—	6,644,521	—
Total Investments	$ 2,110,243,390	$ 423,900,902	$ 1,669,608,908	$ 16,733,580
LIABILITIES TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Reverse Repurchase Agreements	$ (100,000,000)	$ —	$ (100,000,000)	$ —
Interest Rate Swap Agreements	(10,564,454)	—	(10,564,454)	—
Total	$ (110,564,454)	$—	$ (110,564,454)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Par Preferred Securities are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2020
$1,000,000 Par Preferred Securities	$14,725,500
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	2,008,080
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at January 31, 2021
$1,000,000 Par Preferred Securities	16,733,580
Total Level 3 holdings	$16,733,580
There was a net change of $2,008,080 in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2021.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Restricted Securities
As of January 31, 2021, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
CoBank ACB, 1.37%	3/29/18	3,557	$682.50	$2,409,868	$2,427,653	0.16%
Dairy Farmers of America, Inc., 7.13%	9/15/16	$6,000,000	100.63	6,000,000	6,037,500	0.41
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	117.07	15,344,146	17,912,198	1.21
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,394,465.00	15,990,000	16,733,580	1.13
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/14 - 2/25/19	$17,788,000	118.50	18,443,356	21,078,780	1.43
				$58,187,370	$64,189,711	4.34%